                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

1.     Name and address of issuer:

        AAL Variable Product Series Fund, Inc.
        4321 North Ballard Road
        Appleton, WI  54919-0001

2.     Name of each series or class of funds for which this notice is filed:

        AAL Variable Product Large Company Stock Portfolio, AAL
        Variable Product Small Company Stock Portfolio, AAL Variable
        Product Bond Portfolio, AAL Variable Product Balanced Portfolio, AAL Variable Product Money Market Portfolio.

3.     Investment Company Act File Number:      811-8662

       Securities Act File Number:              33-82056

4.     Last day of fiscal year for which this notice is filed:  December 31,
       1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
       termination of the issuer's 24f-2 declaration:   [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       0

9. Number and aggregate sale price of securities sold during the fiscal year:

       0



































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                    AAL Variable Product Series Fund, Inc.



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


12.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during  the fiscal
              year in reliance on rule 24f-2 (from Item 10):                    $ 0
                                                                                -----------------------------------
       (ii)   Aggregate price of shares issued in connection with dividend
              reinvestment plans (from Item 11, if applicable):                 /

                                                                                -----------------------------------
       (iii)  Aggregate price of shares redeemed or repurchased during the
              fiscal year (if applicable):                                      -
                                                                                -----------------------------------
       (iv)   Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
              (if applicable):                                                  /
                                                                                -----------------------------------
       (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):             0
                                                                                -----------------------------------
       (vi)   Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
              C.6):                                                             x 1/2900
                                                                                -----------------------------------

       (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:           $ 0
                                                                                ===================================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*/s/ MARK J. MAHONEY
                                 ----------------------------------------------

                                 Mark J. Mahoney, Assistant General Counsel
                                 ----------------------------------------------
                                 Aid Association for Lutherans

        Date February 16, 1996
             -----------------

 * Please print the name and title of the signing officer below the signature.
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[QUARLES & BRADY LETTERHEAD]





                               February 12, 1996




AAL Variable Product Series Fund, Inc.
4321 North Ballard Road
Appleton, WI  54919

Ladies and Gentlemen:

  In connection with the filing of a Rule 24f-2 Notice for AAL Variable Product Series Fund, Inc., a Maryland corporation (the "Fund") registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), the purpose of which is to make definite the number of shares of the Fund's common stock, $.001 par value per share ("Common Stock), registered under the Securities Act of 1933 (the "1933 Act") for the fiscal year ended December 31, 1995, you have requested that we furnish you with the following opinion which we understand will be filed with the Securities and Exchange Commission.

  We understand that the Common Stock has been, and continues to be, offered to the public in the manner and on the terms identified and referred to in the Fund's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (1933 Act Registration No. 33-82056 and 1940 Act Registration No. 811-8662) (the "Registration Statement"). For purposes of rendering this opinion, we have examined originals or electrostatic copies of such documents as we have considered necessary, including those listed below. In conducting such examination, we have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies.

  The documents we have examined are:

   1.  The Registration Statement; and

   2. The Articles of Incorporation of the Fund, as filed with the State of Maryland Department of Assessments and Taxation on June 14, 1994.

  Based upon and subject to the foregoing, after having given due regard to such issues of law as we deemed relevant, and assuming that:

   a. The Prospectus which is a part of the Registration Statement and your Prospectus delivery procedures with respect thereto fulfilled all of the requirements of the 1933 Act and the 1940 Act throughout all periods relevant to this opinion;
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AAL Variable Product Series Fund, Inc.
February 12, 1996
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        b.  All offers and sales of the Fund's Common Stock were made in a manner complying with the terms of the Registration Statement; and

        c. All offers or sales of the Fund's Common Stock were made in compliance with the securities laws of the states having jurisdiction thereof,

we are of the opinion that the shares of the Fund's Common Stock, the registration of which the Rule 24f-2 Notice makes definite in number, were, when issued, legally issued and fully paid and, except that holders thereof are subject to personal liability under Section 2-215(a) of the Maryland General Corporation Law, as judicially interpreted, where the subscription price or other agreed consideration for the stock has not been paid, are non-assessable.

         We hereby consent to the filing of this opinion as a part of the Rule 24f-2 Notice.

                               Very truly yours,

                            /s/ QUARLES & BRADY

                                QUARLES & BRADY

CAJ:lld
100321.40005